Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7. INTANGIBLE ASSETS

All intangible assets are considered to have finite useful lives. Customer related intangibles are amortized over their estimated useful lives ranging from eight to ten years. Other intangible assets include non-competition agreements, technology and patents, and trade names, and are being amortized over periods ranging from five to nine years. Amortization of intangible assets was approximately $2.4 million, $1.5 million, and $1.1 million, for the years ended December 31, 2014, 2013 and 2012, respectively.

Identifiable intangible assets are comprised of the following (in thousands):

	As of December 31, 2014			As of December 31, 2013
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Customer related	$23,329	$(11,880)	$11,449	$16,889	$(10,145)	$6,744
Other	5,300	(1,954)	3,346	3,370	(1,244)	2,126

Total	$28,629	$(13,834)	$14,795	$20,259	$(11,389)	$8,870

The expected future annual amortization expense for the years ending December 31, is as follows (in thousands):

2015	$2,263
2016	2,174
2017	2,097
2018	1,986
2019	1,616
Thereafter	4,659

Total	$14,795